Share Capital and Warrants - Additional Information (Detail) - $ / shares	3 Months Ended			9 Months Ended	60 Months Ended
	Dec. 29, 2021	Sep. 29, 2021	Mar. 31, 2021	Sep. 30, 2021	Mar. 30, 2026	Dec. 31, 2020
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock				20.00%
Stock Option Plan
Disclosure of classes of share capital [Line Items]
Shares available for future issuance (in shares)				30,000,000		27,000,000
Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)				36,000,000		0
Preferred Shares | Series 1 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Preference shares converted from Series 1 to Series 2			274,000
Redeemable preferred shares, conversion term			5 years
Dividend Rate			2.40%	2.58%	2.58%
Shares outstanding (in shares)				10,740,000
Preferred Shares | Series 1 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend Rate					0.85%
Dividend rate, basis spread			1.73%
Preferred Shares | Series 2 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Dividend Rate	1.92%	1.84%		1.92%
Preference shares converted from Series 2 to Series 1			578,000
Shares outstanding (in shares)				1,260,000
Preferred Shares | Series 2 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread			1.73%
Preferred Shares | Series 3 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term				5 years
Dividend Rate				4.69%
Dividend yield, term two				5 years
Shares outstanding (in shares)				10,000,000
Preferred Shares | Series 3 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread				3.13%
Preferred Shares | Series 3 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread				3.13%
Preferred Shares | Series 5 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term				5 years
Dividend Rate				4.59%
Dividend yield, term two				5 years
Shares outstanding (in shares)				8,000,000
Preferred Shares | Series 5 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread				3.57%
Preferred Shares | Series 5 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread				3.57%
Preferred Shares | Series 7 First Preferred Shares
Disclosure of classes of share capital [Line Items]
Redeemable preferred shares, conversion term				5 years
Dividend Rate				3.94%
Dividend yield, term two				5 years
Shares outstanding (in shares)				6,000,000
Preferred Shares | Series 7 First Preferred Shares | Government of Canada Bond
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread				3.52%
Preferred Shares | Series 7 First Preferred Shares | 90-Day Government of Canada Treasury Bills
Disclosure of classes of share capital [Line Items]
Dividend rate, basis spread				3.52%
Second Preferred Shares
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)				0		0
Share Purchase Warrants
Disclosure of classes of share capital [Line Items]
Shares outstanding (in shares)				65,219,000		0
Exercise price of warrants issued (in CAD per share)				$ 6.54